Loans, allowance for loan losses and credit quality (Details 6) SFr in Millions	6 Months Ended
	Jun. 30, 2015 CHF (SFr) contract	Jun. 30, 2014 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	4	3
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 92	SFr 107
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 99	SFr 85
Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	4	3
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 92	SFr 107
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 99	SFr 85
Restructured loans, subsequently defaulted, Number of contracts | contract	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 65